UNITED STATES
           SECURITIES AND EXCHANGE COM  MISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and COM plete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
August 7, 2007

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: $268,257 (thousands)

List of Other Included Managers: None
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
                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ---------- ------ -------- ------
3M Co                          COM       88579Y101     9994   115032 SH       Sole                115032
America Movil-Series L         ADR       02364W105    10770   174290 SH       Sole                174290
Anheuser Busch Inc             COM       035229103      743    14238 SH       Sole                 14238
Apache Corp.                   COM       037411105     7906    96920 SH       Sole                 96920
BP PLC                         ADR       055622104      461     6384 SH       Sole                  6384
Becton Dickinson & Co.         COM       075887109     6409    85864 SH       Sole                 85864
Berkshire Hathaway Class B     COM       084670207    12047     3342 SH       Sole                  3342
Best Buy Co.                   COM       086516101     7247   155585 SH       Sole                155585
Capital One Financial Corporat COM       14040H105     5971    76459 SH       Sole                 76459
Charles River Labs Internation COM       159864107      747    14475 SH       Sole                 14475
ChevronTexaco Corp             COM       166764100      326     3870 SH       Sole                  3870
Cisco Systems, Inc.            COM       17275R102    10531   377065 SH       Sole                377065
Citigroup Inc                  COM       172967101    10294   201337 SH       Sole                201337
Coca Cola                      COM       191216100     9034   172570 SH       Sole                172570
Comcast Corp Cl A              COM       20030N101     7274   259497 SH       Sole                259497
Danaher Corporation            COM       235851102     8613   114053 SH       Sole                114053
Dover Corp.                    COM       260003108     1716    33545 SH       Sole                 33545
Eli Lilly Co Inc               COM       532457108      381     6810 SH       Sole                  6810
Exxon Mobil Corporation        COM       30231G102     1680    20032 SH       Sole                 20032
Fiserv Inc.                    COM       337738108     6493   114305 SH       Sole                114305
Fomento Economico Mexico S.A.B COM       344419106     6449   164490 SH       Sole                164490
General Electric               COM       369604103      738    19278 SH       Sole                 19278
ITT Industries                 COM       450911102     1411    20660 SH       Sole                 20660
Intel Corp.                    COM       458140100      217     9127 SH       Sole                  9127
International Business Machine COM       459200101      639     6072 SH       Sole                  6072
JP Morgan Chase & Co.          COM       46625H100      392     8083 SH       Sole                  8083
Johnson & Johnson              COM       478160104    10709   173850 SH       Sole                173850
Liberty Media Hldg Corp Intera COM       53071M104     6168   276917 SH       Sole                276917
Linear Technology Corp.        COM       535678106     7587   209750 SH       Sole                209750
Marsh & McLennan               COM       571748102     8001   259941 SH       Sole                259941
McDonald's Corp.               COM       580135101    10059   198520 SH       Sole                198520
Microsoft Corp.                COM       594918104    10510   356707 SH       Sole                356707
Morgan Stanley Dean Witter Inc COM       617446448    11765   141494 SH       Sole                141494
Novartis AG                    ADR       66987V109    11357   202819 SH       Sole                202819
Pfizer                         COM       717081103      383    14970 SH       Sole                 14970
Procter & Gamble               COM       742718109      316     5161 SH       Sole                  5161
Sasol LTD                      ADR       803866300     7023   187155 SH       Sole                187155
Target Corp.                   COM       87612E106    11909   187532 SH       Sole                187532
United Parcel Service          COM       911312106     7171    98035 SH       Sole                 98035
UnitedHealth Group             COM       91324P102     9892   193880 SH       Sole                193880
Wal-Mart Stores                COM       931142103    10240   213151 SH       Sole                213151
Walgreen Co                    COM       931422109     6362   145980 SH       Sole                145980
Wells Fargo                    COM       949746101    10325   293823 SH       Sole                293823